Share-based Payments - Schedule of Key Terms in Relation to Informal Share Option Arrangements (Details) - Informal Share Option Arrangements - $ / shares	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price, Beginning balance	$ 0.06	$ 0.06
Weighted average exercise price, Granted	0.64	0.45
Weighted average exercise price, Cancelled and forfeited	1.15	0.45
Weighted average exercise price, Ending balance	$ 0.27	$ 0.06
Weighted average remaining contractual life, Balance	6 years 6 months 29 days